Loss Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loss Per Share
26.	Loss per share
The following table sets forth the computation of basic and dilutive net loss per share attributable to the Group’s common shareholders:

	2020	2019
	$’000	$’000
Net loss for the year	(188,030)	(140,287)
Weighted-average ordinary shares outstanding – Basic and Diluted	803,901	800,484

Net loss per ordinary share – Basic and Diluted	(0.23)	(0.18)

There have been no other transactions involving ordinary shares between the reporting date and the date of authorization of these financial statements or during the years ended December 31, 2020 and 2019.
The Group had no potentially dilutive ordinary shares in issue during the period ended December 31, 2020 and 2019.